October 18, 2012

CONFIDENTIAL SUBMISSION

Pursuant to Title 1

Section 106 under the

Jumpstart Our Business Startups Act

BY ELECTRONIC MAIL

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Confidential Submission of Draft Registration Statement on Form S-1 for New Source Energy Partners L.P.

Ladies and Gentlemen:

On behalf of our client, New Source Energy Partners L.P., a Delaware limited partnership (the “Partnership”), we hereby confidentially submit a draft Registration Statement on Form S-1 (the “Registration Statement”) of the Company pursuant to Title 1, Section 106 under the Jumpstart Our Business Startups Act (the “JOBS Act”) for non-public review by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) prior to the public filing of the Registration Statement.

The Partnership is an “emerging growth company” as defined in the JOBS Act. Therefore, the Partnership is permitted to make this confidential submission of the Registration Statement for review by the Staff, provided that the Registration Statement and all amendments thereto shall be publicly filed with the Commission no later than 21 days before the date on which the Partnership conducts a road show, as such term is defined in Title 17, Section 230, 433(h)(4) of the Code of Federal Regulations.

The Partnership previously discussed its financial statement presentation and accounting methodology in its letters to the Staff dated July 26, 2012, August 7, 2012 and September 13, 2012.

Vinson & Elkins LLP Attorneys at Law Abu Dhabi Austin Beijing Dallas Dubai Hong Kong Houston London Moscow New York Palo Alto Riyadh San Francisco Shanghai Tokyo Washington	First City Tower, 1001 Fannin Street, Suite 2500 Houston, TX 77002-6760 Tel +1.713.758.2222 Fax +1.713.758.2346 www.velaw.com

Respectfully submitted,

/s/ Kristian B. Kos

Kristian B. Kos
President and Chief Executive Officer
New Source Energy GP, LLC

cc: (w/o enc.)	David P. Oelman (Vinson & Elkins L.L.P.)
Jeffery K. Malonson (Vinson & Elkins L.L.P.)